Shareholders’ Deficit (Details) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 05, 2022	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 13, 2023	Jul. 11, 2022	Sep. 09, 2021	Jan. 01, 2016
Class of Stock [Line Items]
Shares of common stock (in Shares)		2,847,873				2,847,873		2,821,877	2,762,055
Common stock par value (in Dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Aggregate daily volume percentage	30.00%
Purchase percentage	96.00%
Shares of common stock underlying (in Shares)											300,000
Proceeds for the issuance of common stock						$ 10,000	$ 405,000	$ 405,000	$ 850,000
Sale of shares (in Shares)	300,000					2,000	59,772		159,530
Warrants to purchase of common stock (in Shares)								4,386	73,307
Exercise price (in Dollars per share)									$ 20	$ 15
Issuance of stock									$ 18,765
Gross proceed						$ 10,000	$ 405,000		850,000
Other sales of common stock									546,183
Fair value of warrants allocated to proceeds of common stock									303,817
Fair value of share grants (in Dollars per share)							$ 5.69	$ 5.69
Expenses totaling									$ 15,400
Issued warrants (in Shares)									184,878	5,000
Aggregate grant date fair value		$ 73,626	$ 1,037,535			$ 73,626	$ 1,037,535	$ 1,046,188	$ 794,220
Weighted-average period						9 months 18 days
Stock based compensation expense		4,694	196			$ 4,694	3,788
Weighted-average grant-date fair value of share grants (in Dollars per share)								$ 0	$ 0
Aggregate grant fair value								$ 60,588	$ 97,556
Amortization of deferred stock compensation								0	10,353
Deferred Compensation Equity								0	64,647
Operating Expenses		$ 918,131	$ 2,261,471			3,337,473	6,318,308	7,686,009	9,874,090
Stock issuance fee						$ 9,000	$ 29,134	$ 35,134
Warrant [Member]
Class of Stock [Line Items]
Exercise price (in Dollars per share)			$ 17				$ 17	$ 17
Issued warrants (in Shares)		57,212	296,077			57,212	296,077	302,308
Yorkville [Member]
Class of Stock [Line Items]
Owning percentage	4.99%
2021 EIP [Member]
Class of Stock [Line Items]
Issuance of common stock (in Shares)												20,000,000
Employee Equity Incentives Plans [Member]
Class of Stock [Line Items]
Total unrecognized compensation cost		$ 74,189				$ 74,189		$ 34,294
Weighted-average period								1 year 7 months 6 days
Fair value of options vested						$ 85,932	$ 153,542	$ 153,542	$ 89,270
2021 EIP [Member]
Class of Stock [Line Items]
Issuance of common stock (in Shares)												200,000
Common Stock [Member]
Class of Stock [Line Items]
Shares of common stock (in Shares)	20,000	100				100			2,000
Common stock par value (in Dollars per share)	$ 0.0001
Sales of common stock (in Shares)									2,250
Warrants to purchase of common stock (in Shares)									50,000
Exercise price (in Dollars per share)									$ 5
Purchase of shares (in Shares)		2,000		8,772	51,000			59,772
Issuance of stock
Other sales of common stock									$ 16
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Exercise price (in Dollars per share)		$ 15				$ 15
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Fair value options granted (in Dollars per share)						$ 1.53	$ 4	$ 4	$ 5
Share-Based Payment Arrangement [Member]
Class of Stock [Line Items]
Stock based compensation expense						$ 0		$ 3,788	$ 93,972
Weighted-average grant-date fair value of share grants (in Dollars per share)		$ 4,694	$ 60,588			$ 4,694	$ 60,588
SEPA [Member]
Class of Stock [Line Items]
Shares of common stock (in Shares)	300,000
SEPA [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares of common stock (in Shares)	300,000
Common stock par value (in Dollars per share)	$ 0.0001
Proceeds for the issuance of common stock									18,765
Consultants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Purchase of shares (in Shares)							25,050	25,050
Equity Option [Member]
Class of Stock [Line Items]
Stock based compensation expense		$ 62,322	$ 7,172			$ 24,715	$ 70,688	$ 77,860	$ 94,598
Operating Expenses						4,061
Stock issuance fee						29,134
Options exercised
Common Stock [Member]
Class of Stock [Line Items]
Exercise price (in Dollars per share)			$ 16				$ 16
Common Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Issued warrants (in Shares)			4,286				4,286
Common Stock [Member] | 2021 EIP [Member]
Class of Stock [Line Items]
Issuance of common stock (in Shares)													15,503,680
Common Stock [Member] | 2016 EIP [Member]
Class of Stock [Line Items]
Issuance of common stock (in Shares)													155,037
Minimum [Member]
Class of Stock [Line Items]
Exercise price (in Dollars per share)									$ 8
Private Placement [Member]
Class of Stock [Line Items]
Sale of shares (in Shares)								59,772
Proceeds from sales								$ 405,000
Warrants to purchase of common stock (in Shares)		11,765	25,000			11,765	25,000	25,001
Exercise price (in Dollars per share)								$ 16
Purchase of shares (in Shares)								547,828
Issuance of stock								$ 35,134